Financial Assets At Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Profit or Loss [Abstract]
Financial Assets At Fair Value Through Profit Or Loss

13.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	As of December 31,
	2021	2022
	HK$	HK$
Financial assets at fair value through profit or loss, other than financial asset at fair value through profit or loss under stock loan	2,574,695,685	1,353,611,934
Financial assets at fair value through profit or loss under stock loan	211,331,400	169,583,400

Total financial assets at fair value through profit or loss	2,786,027,085	1,523,195,334

Listed equity shares, at quoted price
—Investment A	1,055,407,260	695,988,462
—Investment B	—	165,462,000
—Investment C	—	4,824

Total listed equity shares, at quoted price	1,055,407,260	861,455,286

Unlisted equity shares
—Investment D	86,195,893	—

	As of December 31,
	2021	2022
	HK$	HK$
—Investment E	21,954,381	—
—Investment F (Note 29 (A)(ii))	1,120,244,487	—
—Investment G	9,979,264	—
—Investment H (Note 29 (A)(ii))	480,700,000	543,000,000
—Investment I	11,545,800	11,630,000
—Investment J	—	1,559,597
—Investment K	—	2,245,766

Total unlisted equity shares	1,730,619,825	558,435,363

Movie income right investments	—	103,304,685

	2,786,027,085	1,523,195,334

The above unlisted investments at December 31, 2021 and 2022 were equity shares investments issued by enterprises. Financial assets at fair value through profit or loss are categorized into levels 1 to 3. Refer to Note
3
1
 for more information.
On December 28, 2021, the Group entered into a stock lending agreement with a related company, pursuant to which the Group lent certain listed equity shares of Investment A to the related company, with an interest of 2% per annum based on market value of the listed equity shares of the previous month end.
On May 5 and June 1, 2022, the Group entered into certain stock lending agreements with an independent third party, pursuant to which the Group lent certain listed equity shares of Investment A to this independent third party, with an interest of 2% per annum based on the previous month end market value of the listed equity shares.
As of December 31, 2021 and 2022, the fair values of the listed equity shares underlying the stock loan were HK$211,331,400 and HK$169,583,400 respectively. In addition, the net fair value changes on the financial assets at fair value through profit or loss under
stock loan were HK$47,378,880 and HK$70,293,600 for the years ended December 31, 2021 and 2022, respectively.
During the year ended December 31, 2022, the Group acquired a controlling stake of Investment F (AMTD Digital) by issuing new Class A and Class B shares to the selling shareholders of AMTD Digital at a consideration of approximately US$993 million
. The original investment in AMTD Digital, accounted for as financial assets at fair value through profit or loss, was derecognized upon consolidation of AMTD Digital.
During the year ended December 31, 2021, the Group obtained certain equity
 interest in Investment H (AMTD Assets Alpha Group, a fellow subsidiary) in exchange for extinguishment of HK$
163,180,000
of current accounts due from the immediate holding company. The Group does not have right to participate in its policy-making processes, to appoint director nor management and to interchange of managerial personnel; accordingly, the Group concluded that it does not have significant influence to direct the relevant activities of the investee and classified the investment as a financial asset at fair value through profit or loss.
During the year ended December 31, 2022, the Group entered into a movie income right agreement with a production house through a newly acquired subsidiary, which is an independent third party. In accordance with the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreements. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns of the film program by the Group will be added to the carrying amounts of financial assets.